                       SUPPLEMENT DATED JUNE 9, 2017 TO

                       PROSPECTUS DATED MAY 1, 2017 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

The following portfolio name changes took effect on June 5, 2017:

               OLD NAME                                 NEW NAME
---------------------------------------------------------------------------------
Janus Aspen Series -- Balanced           Janus Aspen Series -- Janus Henderson
Portfolio --                             Balanced Portfolio -- Institutional
Institutional Shares                     Shares
---------------------------------------------------------------------------------
Janus Aspen Series -- Enterprise         Janus Aspen Series -- Janus Henderson
Portfolio --                             Enterprise
Institutional Shares                     Portfolio -- Institutional Shares
---------------------------------------------------------------------------------
Janus Aspen Series -- Flexible Bond      Janus Aspen Series -- Janus Henderson
Portfolio --                             Flexible Bond
Institutional Shares                     Portfolio -- Institutional Shares
---------------------------------------------------------------------------------
Janus Aspen Series -- Forty Portfolio    Janus Aspen Series -- Janus Henderson
-- Institutional Shares                  Forty Portfolio -- Institutional Shares
---------------------------------------------------------------------------------
Janus Aspen Series -- Global Research    Janus Aspen Series -- Janus Henderson
Portfolio --                             Global Research Portfolio --
Institutional Shares                     Institutional Shares
---------------------------------------------------------------------------------
Janus Aspen Series -- Global Technology  Janus Aspen Series -- Janus Henderson
Portfolio --                             Global Technology Portfolio -- Service
Service Shares                           Shares
---------------------------------------------------------------------------------
Janus Aspen Series -- Overseas           Janus Aspen Series -- Janus Henderson
Portfolio --                             Overseas Portfolio -- Institutional
Institutional Shares                     Shares
---------------------------------------------------------------------------------
Janus Aspen Series -- Research           Janus Aspen Series -- Janus Henderson
Portfolio --                             Research Portfolio -- Institutional
Institutional Shares                     Shares
---------------------------------------------------------------------------------

All references to the portfolios in the prospectus and statement of additional information are revised accordingly.